Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance		$ 412.9	[1]	$ 375.1
Increases related to tax positions taken during prior years		49.4		43.2
Decreases related to statute of limitations		(72.8)		(62.7)
Increases related to tax positions taken during the current year		53.3		57.3
Ending balance	[1]	$ 442.8		$ 412.9

[1]	As of December 31, 2020 and 2019 unrecognized tax benefit in the amounts of $20.0 and $19.6 was presented net from deferred tax asset.